Other related party transactions	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
17. Other related party transactions

One of the members of NXT’s Board of Directors is a partner in a law firm which provides legal advice to NXT. Legal fees (including costs related to share issuance) incurred with this firm were as follows:

2014	2013	2012

$18,549	$39,966	$80,550

Accounts payable and accrued liabilities includes a total of $124 ($29,274 as at December 31, 2013) payable to this law firm.

In addition, accounts payable and accrued liabilities includes $23,673 ($31,045 as at December 31, 2013) related to re-imbursement of expenses owing to persons who are Officers of NXT.